Subsidiary Notes Payable - Disclosure of subsidiary notes payable (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Notes Payable [Line Items]
Current financial liabilities	$ 2,345	$ 4,641
Loans
Notes Payable [Line Items]
Current financial liabilities	2,097	1,945
Subsidiary convertible notes
Notes Payable [Line Items]
Current financial liabilities	$ 248	$ 2,696	$ 25,223